Contingent Payment	9 Months Ended
Sep. 30, 2021
Disclosure of contingent liabilities in business combination [abstract]
Contingent Payment

17. CONTINGENT PAYMENT

Total
As at December 31, 2020	63
Re-measurement (1)	571
Liabilities Settled or Payable	(242)
As at September 30, 2021	392
(1)     Contingent payment is carried at fair value. Changes in fair value are recorded in net earnings.
In connection with the acquisition (the “Acquisition in 2017”) from ConocoPhillips Company and certain of its subsidiaries (collectively, “ConocoPhillips”), Cenovus agreed to make quarterly payments to ConocoPhillips during the five years ending May 17, 2022, for quarters in which the average Western Canadian Select (“WCS”) crude oil price exceeds $52.00 per barrel during the quarter. The quarterly payment will be $6 million for each dollar that the WCS price exceeds $52.00 per barrel. The calculation includes an adjustment mechanism related to certain significant production outages at Foster Creek and Christina Lake, which may reduce the amount of a contingent payment. There are no maximum payment terms. As at September 30, 2021, $119 million is payable under this agreement (December 31, 2020 – $nil).